SCOPE OF CONSOLIDATION - Other Investments - Unconsolidated Structured Entities (Details) - vessel		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Number of vessels under operating leases		2
Global Chartering Ltd.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in joint venture	50.00%
Disposal group, disposed of by sale, not discontinued operations | Global Chartering Ltd.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in subsidiary sold	50.00%